Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Century Skyway Limited
Schedule of disposal groups, discontinued operations

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

As of
December 31,
2018
Cash	$5
Advances to suppliers	45
Goodwill	12,831
Intangible assets	16,402
Long-live asset subtotal	16,402
Assets held for sale	29,283
Classified as:
— Current	12,881
— Non-current	16,402

Other payables, accrued liabilities and customer deposits	$182
Deferred tax liabilities	4,100
Liabilities held for sale	4,282
Classified as:
— Current	182
— Non-current	4,100

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2020	2019	2018
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Operating expenses	—	(7)	(8,005)
Loss before provision for income taxes	—	(7)	(8,005)
Income tax credit	—	—	492
Loss from discontinued operations, net of income taxes	—	(7)	(7,513)

The following table summarizes the net assets of CSL at the date of disposal:

Date of disposal
of 51% equity
interest in CSL
(December 31, 2019)
Cash	$2
Advances to suppliers	44
Goodwill	12,831
Intangible assets	16,402
Long-live asset subtotal	16,402
Other payables, accrued liabilities and customer deposits	(185)
Deferred tax liabilities	(4,100)
Net assets of CSL upon disposal	24,994
51%
Interests in net assets of CSL being disposed of	12,747
Consideration	12,750
Gain on disposal of subsidiary	3

Boca International Limited
Schedule of disposal groups, discontinued operations

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

As of
December 31,
2019
Cash	$35
Accounts receivable, net	25
Operating lease right-of-use assets, net	95
Other receivables and prepayments	37

Equipment	2,799
Intangible assets	2,377
Long-live asset subtotal	5,271

Assets held for sale	5,368
Classified as:
— Current	97
— Non-current	5,271

Other payables and accrued liabilities	$4,274
Operating lease liability, current	68
Operating lease liability, non-current	29
Deferred tax liabilities	594
Liabilities held for sale	4,965
Classified as:
— Current	4,342
— Non-current	623

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	For eight months ended
	August 31,	Year ended December 31,
	2020	2019	2018
Revenues	$812	$410	$10
Cost of revenues	(523)	(1,738)	(1,378)
Operating expenses	(363)	(39,613)	(10,489)
Other income (expenses)	—	(218)	(140)
Loss before provision for income taxes	(74)	(41,159)	(11,997)
Income tax credit	79	5,050	327
Gain (Loss) from discontinued operations, net of income taxes	5	(36,109)	(11,670)

The following table summarizes the net assets of Boca at the date of disposal:

Date of disposal
of 51% equity
interest in Boca
(August 31, 2020)
Cash	$2
Accounts receivable	186
Operating lease right-of-use assets, net	95
Other receivables and prepayments	37

Plant and equipment, net	2,837
Intangible assets, net	2,063
Long-live asset subtotal	4,900

Other payables and accrued liabilities	(4,235)
Operating lease liabilities	(97)
Deferred tax liabilities	(516)
Net assets of Boca upon disposal	372
51%
Interests in net assets of Boca being disposed of	189
Consideration	187
Loss on disposal of subsidiary	(2)